APPENDIX I
       UNITED STATES
		SECURITIES AND
 EXCHANGE COMMISSION

 Washington, D.C.  20549


 FORM 24F-2
		       Annual
 Notice of Securities Sold

 Pursuant to Rule 24f-2

1. Name and address of issuer:

	Eaton Vance Series Fund, Inc.
	Two International Place
	Boston, Massachusetts  02110

2. The name of each series or
class of securities for which this
Form is filed (state "All Series"
if Form is being filed for all series):

	Eaton Vance Emerging
Markets Debt Opportunities Fund


3. Investment Company Act
File Number:
				811-22714

    Securities Act File Number:
				333-182175



4(a). Last day of fiscal year
for which this Form is filed:


7/31/2019

4(b). Is this Form is being filed
 late (i.e., more than 90 days after the
end of the issuer's fiscal year)?
				No

Note: If the Form is being filed late,
 interest must be paid on the registration fee due.

4(c) Is this the last time the
 issuer will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of
 securities sold during the
fiscal year pursuant to section 24(f):
$	$104,040,634

(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:
$37,642,805

(iii)  Aggregate price of securities
 redeemed or
repurchased during any prior fiscal
 year ending no
earlier than October 11, 1995 that
 were not
previously used to reduce registration
 fees payable
to the Commission:
$0

(iv)  Total available redemption credits
 [add items 5(ii) and 5(iii)]:
$	$37,642,805

(v)    Net sales -
if item 5(i) is greater than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
 $	$66,397,829

(vi)   Redemption credits available for
use in future years -
if item 5(i) is less than item 5(iv)
[subtract item
5(iv) from item 5(i)]:
$0

(vii)  Multiplier for determining registration
fee (See Instructions C.9):
x	0.0001298

(viii) Registration fee due
 [multiply Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):
=	$8,618.44


6. Prepaid Shares

If the response to item 5(i) was determined by
 deducting an amount
of securities that were registered under
 the Securities Act of 1933
pursuant to rule 24e-2 as in effect
before [effective date of recession of
rule 24e-2], then report the amount of
securities (number of shares or
other units) deducted here:
$0.00

If there is a number of shares or other units
 that were registered pursuant
to rule 24e-2 remaining unsold at the end of
the fiscal year for which this
Form is filed that are available for use by
 the issuer in future fiscal years,
then state that number here:
$0.00


7. Interest due - if this Form is being filed
 more than 90 days after the end
of the issuer's fiscal year (See Instruction D):
$0.00


8. Total of the amount of the registration
 fee due plus any interest
due [line 5(viii) plus line 7]:
$8,618.44


9. Date the registration fee and any
 interest payment was sent to
the Commission's lockbox depository:

10/28/2019
Method of delivery:
Wire Transfer		X
		Mail or other means

Signatures

This report has been signed below by
the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Michael Shattuck
Vice President of Eaton Vance Management

Date: 10/25/19